Fees Summary	Aug. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,120,970.00
Previously Paid Amount	0.00
Total Fee Amount	608.26
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 608.26
Narrative - Max Aggregate Offering Price	$ 4,120,970.00
Final Prospectus	true